OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020
Trade accounts receivable and other - opening balance	5,143	3,072	3,569
Performance obligations satisfied	79,844	76,571	53,270
Payments received	(80,977)	(74,036)	(53,194)
Impairment of receivables (net of write backs and utilization)	—	(69)	(16)
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combination and divestments [1]	190	182	(724)
TSR receivables retained in ArcelorMittal USA divestment [2]	—	(260)	260
Foreign exchange and others	(361)	(317)	(93)
Trade accounts receivable and other - closing balance	3,839	5,143	3,072
1. 2022 includes receivables acquired as part of acquisition of ArcelorMittal Texas HBI (see note 2.2.4). 2021 and 2020 include mainly receivables from the joint venture Acciaierie d'Italia (see note 2.3.1).
2.See note 6.1.3
Schedule of Cost of Sales
Cost of sales includes the following components:

	Year ended December 31,
	2022	2021	2020
Materials	51,353	42,737	34,599
Labor costs	6,721	6,886	7,690
Logistic expenses	4,096	3,931	3,474
Depreciation and amortization	2,580	2,523	2,960
Net impairment charges/ (reversal) (see note 5.3)	1,026	(218)	(133)
Gain on ArcelorMittal USA disposal [1]	—	—	(1,460)
Other	1,533	1,478	2,008
Total	67,309	57,337	49,138
1. See note 2.3.1
Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses

	December 31,
	2022	2021
Gross amount	4,029	5,349
Allowance for lifetime expected credit losses	(190)	(206)
Total	3,839	5,143

Exposure to Credit Risk by Reportable Segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2022	2021
NAFTA	289	330
Brazil	1,127	1,308
Europe	2,011	2,959
ACIS	347	444
Mining	65	102
Total	3,839	5,143

Aging of Trade Accounts Receivable
Aging of trade accounts receivable

	December 31,			December 31,
	2022			2021
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	3,063	(17)	3,046	4,280	(30)	4,250
Overdue 1-30 days	366	(2)	364	322	(1)	321
Overdue 31-60 days	120	(1)	119	80	—	80
Overdue 61-90 days	40	—	40	121	—	121
Overdue 91-180 days	97	(2)	95	210	(2)	208
More than 180 days	343	(168)	175	336	(173)	163
Total	4,029	(190)	3,839	5,349	(206)	5,143

Movement in the Allowance for Lifetime Expected Credit Losses	The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2022	2021	2020
Allowance - opening balance	206	136	129
Additions	19	87	27
Write backs / utilization	(19)	(18)	(11)
Foreign exchange and others	(16)	1	(9)
Allowance - closing balance	190	206	136

Schedule of Inventories
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,629 and 1,023 as of December 31, 2022 and 2021, respectively, are comprised of the following:

	December 31,
	2022	2021
Finished products	5,906	5,743
Production in process	5,343	5,101
Raw materials	6,639	7,137
Manufacturing supplies, spare parts and other [1]	2,199	1,877
Total	20,087	19,858
1.Including spare parts of 1.5 billion and 1.4 billion, and manufacturing and other supplies of 0.7 billion and 0.5 billion as of December 31, 2022 and 2021, respectively.
Movement in Inventory Reserve
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2022	2021	2020
Inventory write-downs - opening balance	1,023	1,079	1,760
Additions [1]	759	178	294
Deductions / Releases [2]	(136)	(236)	(878)
Foreign exchange and others	(17)	2	(97)
Inventory write-downs - closing balance	1,629	1,023	1,079
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.

Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2022	2021
VAT receivables	1,144	986
Prepaid expenses and non-trade receivables	732	566
Financial amounts receivable	122	108
Income tax receivable	158	106
Receivables from public authorities	152	127
Receivables from sale of intangible, tangible and financial assets	67	48
Derivative financial instruments (notes 6.1 and 6.3)	737	2,985
CO2 emission rights	491	458
Other [1]	175	183
Total	3,778	5,567
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.

Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2022	2021
Derivative financial instruments (notes 6.1 and 6.3)	835	318
Financial amounts receivable	429	411
Long-term VAT receivables	74	179
Cash guarantees and deposits	155	94
Receivables from public authorities	73	60
Accrued interest	24	29
Receivables from sale of intangible, tangible and financial assets	139	150
Income tax receivable	68	61
Other [1]	124	159
Total	1,921	1,461
1.Other mainly includes assets in pension funds and other amounts receivable
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2022	2021
Accrued payroll and employee related expenses	1,415	1,545
Accrued interest and other payables	1,049	1,207
Payable from acquisition of intangible, tangible & financial assets	1,123	615
Other amounts due to public authorities	652	833
Derivative financial instruments (notes 6.1 and 6.3)	379	316
Put option liability ArcelorMittal Sul Fluminense (note 11.5.2)	179	252
Unearned revenue and accrued payables	67	63
Total	4,864	4,831